Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST VII
Prospectus Date	rr_ProspectusDate	Dec. 12, 2012
Document Creation Date	dei_DocumentCreationDate	Dec. 17, 2012